Redeemable Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Temporary Equity [Abstract]
Schedule of Redeemable Convertible Preferred Stock

(in thousands, except share and per share information)
	March 31, 2021 and December 31, 2020
	Shares		Original Issue Price per Share	Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series Seed	3,631,354	3,631,354	$2.00	$7,263	$5,494
Series A	4,640,604	4,640,604	$5.86	27,200	27,067
Series B	6,209,233	6,109,232	$12.45	76,070	75,857
	14,481,191	14,381,190		$110,533	$108,418
Redeemable Convertible Preferred Stock

(in thousands, except share and per share information)
	December 31, 2020
	Shares		Original Issue Price per Share	Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series Seed-1	3,631,354	3,631,354	$2.00	$7,263	$5,494
Series A	4,640,604	4,640,604	$5.86	27,200	27,067
Series B	6,209,233	6,109,232	$12.45	76,060	75,857
	14,481,191	14,381,190		$110,523	$108,418

(in thousands, except share and per share information)
	December 31, 2019
	Shares		Original Issue Price per Share	Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series Seed-1	3,631,354	3,631,354	$2.00	$7,263	$5,494
Series A	4,640,608	4,640,604	$5.86	27,200	27,067
	8,271,962	8,271,958		$34,463	$32,561